Offerings	May 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 621,592,346
Fee Rate	0.01381%
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $85,841.90(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Lending Fund (File No. 005-93638) on February 3, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 0
Amount of Registration Fee	$ 85,841.9
Offering Note

(a)
The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $85,841.90(b) was paid in connection with the filing of the Schedule TO-I by HPS Corporate Lending Fund (File No. 005-93638) on February 3, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.